Borrowings (Details) - Schedule of long-term borrowings - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Total long-term borrowings		$ 13,109,844	$ 22,572,363
Current portion of long-term borrowings		2,783,445	1,454,378
Non-current portion of long-term borrowings		$ 10,326,399	21,117,985	[1]
Toei Shinkin Bank [Member]
Debt Instrument [Line Items]
Maturity	[2]	December 2053
Interest Rate	[2]	1.10%
Total long-term borrowings	[2]	$ 1,981,520	2,233,520
Japan Finance Corporation [Member]
Debt Instrument [Line Items]
Maturity	[3]	July 2023 - April 2025
Interest Rate	[3]	0.71% - 4.25%
Total long-term borrowings	[3]	$ 1,665,007	1,975,830
BOT Lease Co., Ltd. [Member]
Debt Instrument [Line Items]
Maturity	[4]	March 2028
Interest Rate	[4]	TIBOR (3M) + 6.0%
Total long-term borrowings	[4]	$ 1,503,800	1,641,600
MUFG Bank [Member]
Debt Instrument [Line Items]
Maturity	[5]	August 2026
Interest Rate	[5]	TIBOR (3M) + 0.8%
Total long-term borrowings	[5]	$ 5,210,667	6,377,616
Messanine Solution No.4 Investment Limited Liability Union [Member]
Debt Instrument [Line Items]
Maturity	[6]	October 2026
Interest Rate	[6]	9.0% - 10.5%
Total long-term borrowings	[6]		8,208,000
Tokyo Higashi Shinkin Bank [Member]
Debt Instrument [Line Items]
Maturity		July 2026
Interest Rate		2.0%
Total long-term borrowings		$ 100,153	142,228
The Hongkong and Shanghai Banking Corporation Limited [Member]
Debt Instrument [Line Items]
Maturity	[7]	June 2023 – February 2033
Interest Rate	[7]	2.750% - 3.375%
Total long-term borrowings	[7]	$ 619,032	577,953
Universe Holdings (China) Co., Ltd [Member]
Debt Instrument [Line Items]
Maturity	[8]	No maturity date
Interest Rate	[8]	5%
Total long-term borrowings	[8]		1,021,640
DFL-Shutoken Leasing (Hong Kong) Company Limited [Member]
Debt Instrument [Line Items]
Maturity		March 2024 – October 2025
Interest Rate		2.990%
Total long-term borrowings		$ 518,731	393,976
Resona Merchant Bank Asia Limited [Member]
Debt Instrument [Line Items]
Maturity	[9]	No maturity date
Interest Rate	[9]	1.2%
Total long-term borrowings	[9]	$ 1,510,934

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	Guaranteed by Mr. Kanayama.
[3]	Two of the loans was fully repaid upon maturity during the fiscal year ended March 31, 2023.
[4]	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
[5]	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.6 million) as of March 31, 2023 as collateral to safeguard the loan.
[6]	The loan bears an interest rate of 9.0% from October 13, 2021 to March 31, 2024, and 10.5% from April 1, 2024 to October 30, 2026. The loan was fully repaid in advance during the fiscal year ended March 31, 2023.
[7]	Guaranteed by Mr. Kanayama. One of the loans was fully repaid upon maturity in April 2023.
[8]	Guaranteed by the Company. The loan was fully repaid during the fiscal year ended March 31, 2023.
[9]	On September 27, 2022, TLS entered into a revolving credit facility agreement with Resona Merchant Bank Asia Limited for an aggregated credit line of ¥200 million (approximately $1.5 million), with no specific maturity date. As of March 31, 2023, the Company borrowed an aggregated of ¥200 million (approximately $1.5 million) under the agreement.